CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details)	12 Months Ended
Dec. 31, 2022
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Dividend rate considered in the determination of fair value of warrants and share options	0.00%